Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	Dec. 31, 2017 CAD ($) yr	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)
Statement [Line Items]
Weighted average exercise price | $	$ 0.33	$ 0.19	$ 2.16
Weighted average contractual life (years) | yr	3.50
Number of options outstanding	2,662,500	1,640,000	234,700
Range 1 [Member]
Statement [Line Items]
Weighted average exercise price | $	$ 1.00
Weighted average contractual life (years) | yr	0.01
Number of options outstanding	162,500
Range 2 [Member]
Statement [Line Items]
Weighted average exercise price | $	$ 0.10
Weighted average contractual life (years) | yr	3.50
Number of options outstanding	1,350,000
Range 3 [Member]
Statement [Line Items]
Weighted average exercise price | $	$ 0.22
Weighted average contractual life (years) | yr	4.70
Number of options outstanding	100,000
Range 4 [Member]
Statement [Line Items]
Weighted average exercise price | $	$ 0.40
Weighted average contractual life (years) | yr	4.76
Number of options outstanding	550,000
Range 5 [Member]
Statement [Line Items]
Weighted average exercise price | $	$ 0.60
Weighted average contractual life (years) | yr	4.81
Number of options outstanding	325,000
Range 6 [Member]
Statement [Line Items]
Weighted average exercise price | $	$ 0.80
Weighted average contractual life (years) | yr	4.87
Number of options outstanding	175,000